Cover	Aug. 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity File Number	001-41311
Entity Registrant Name	SHUAA PARTNERS ACQUISITION CORP I
Entity Central Index Key	0001886268
Entity Tax Identification Number	98-1627500
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9008
City Area Code	971
Local Phone Number	4 330 3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	SHUAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001
Title of 12(b) Security	Class A ordinary shares, par value $0.0001
Trading Symbol	SHUA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	SHUAW
Security Exchange Name	NASDAQ